OTHER INCOME (EXPENSE) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INCOME (EXPENSE) [Abstract]
Interest expense to related party (see Note 8)	$ (2,321)	$ (2,185)	$ (1,570)
Interest income (expense) related to uncertain tax positions (see Note 12)		280	(124)
Interest expense and other bank charges	(1,064)	(1,063)	(872)
Amortization of deferred financing costs		(123)	(325)
Interest income	104	26	26
Foreign currency gain (loss)	3,749	(951)	(321)
Other income (expense)	(20)	29	79
Total other income (expense), net	$ 448	$ (3,987)	$ (3,107)